Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Subsidiaries and Other Related Parties

The balances and transactions between the Company and its subsidiaries with other related parties are disclosed below:

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A.	—	2,925
Others	490	1,146

Total as of December 31, 2018	490	4,071

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A.	—	2,946
Others	490	1,239

Total as of December 31, 2017	490	4,185

Loans agreements have indeterminate terms and do not contain interest clauses. These are carried out due temporary excess or necessity cash of the Company, its subsidiaries, and its associates.

	Commercial transactions
	Receivables(1)	Payables(1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	—	567	6	9,032	—
Refinaria de Petróleo Riograndense S.A.	—	24,630	—	1,008,860	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	1,042	136	3,844	186	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	117	—	—	1,469

Total as of December 31, 2018	1,042	25,450	3,850	1,018,078	1,469

	Commercial transactions
	Receivables(1)	Payables(1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	—	1,489	6	18,108	—
Refinaria de Petróleo Riograndense S.A.	—	22,199	—	1,004,030	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	1,067	31	7,239	859	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	125	—	—	2,300

Total as of December 31, 2017	1,067	23,844	7,245	1,022,997	2,300

	Commercial transactions
	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	6	18,079	—
Refinaria de Petróleo Riograndense S.A.	—	958,007	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	13,329	1,424	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	—	2.478

Total as of December 31, 2016	13,335	977,510	2.478

(1)	Included in “domestic trade receivables” and “domestic trade payables,” respectively.
(a)	Refers to rental contracts of 15 drugstores owned by LA’7 (16 drugstores in 2017), a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.

Expenses for Compensation of its Key Executives

The Company and its subsidiaries recognized expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	12/31/2018	12/31/2017	12/31/2016
Short-term compensation	36,504	45,477	40,306
Stock compensation (*)	1,407	1,399	5,427
Post-employment benefits	2,278	1,096	3,336
Long-term compensation (**)	—	(6,459)	2,473
Termination benefit	905	8,794	—

Total	41,094	50,307	51,542

(*)	Includes the reversal of expenses for the forfeiture of granted shares due to termination of executive employment (see Note 8.c).
(**)	The chief executive officer in office until October 2, 2017 was entitled to additional long-term variable compensation. This contract was terminated with the succession of the chief executive officer.

Shares Granted

The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 13, 2017	100,000	2022 to 2024	67.99	9,378	(2,920)	6,458
March 4, 2016	190,000	2021 to 2023	65.43	17,147	(8,252)	8,895
December 9, 2014	400,000	2019 to 2021	50.64	27,939	(19,376)	8,563
March 5, 2014	83,400	2019 to 2021	52.15	5,999	(4,925)	1,074
November 7, 2012	76,664	2017 to 2019	42.90	16,139	(15,599)	540
December 14, 2011	—	2016 to 2018	31.85	4,832	(4,832)	—

	850,064			81,434	(55,904)	25,530

Changes of Number of Shares Granted

The table below summarizes the changes of number of shares granted:

Balance on December 31, 2016	1,500,072
Shares granted on March 4, 2017	100,000
Forfeiture of granted shares due to termination of executive employment	(143,333)
Shares vested and transferred	(273,341)

Balance on December 31, 2017	1,183,398
Forfeiture of granted shares due to termination of executive employment	(216,666)
Shares vested and transferred	(116,668)

Balance on December 31, 2018	850,064

Restricted Stock Program

The table below summarizes the restricted and performance stock programs:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
Restricted	October 1, 2017	120,000	2023	76.38	12,642	(2,634)	10,008
Restricted and performance	November 8, 2017	37,938	2020 to 2022	76.38	4,988	(1,523)	3,465
Restricted and performance	April 9, 2018	92,038	2021 to 2023	68.70	12,028	(2,363)	9,665
Restricted	September 19, 2018	80,000	2024	39.16	4,321	(180)	4,141
Restricted	September 24, 2018	40,000	2024	36.80	2,030	(85)	1,945

		369,976			36,009	(6,785)	29,224

Summarized Changes of Number of Restricted and Performance Shares Granted

The table below summarizes the changes of the number of restricted and performance shares granted:

Balance on December 31, 2017	166,270

Shares granted on April 9, 2018	103,592
Shares granted on September 19, 2018	80,000
Shares granted on September 24, 2018	40,000
Forfeiture of granted shares due to termination of executive employment	(19,886)

Balance on December 31, 2018	369,976